Condensed consolidated statements of financial position (Parenthetical) - shares	Jun. 30, 2019	Dec. 31, 2018
Common units
Partners' equity
Number of units issued	47,555,403	45,448,993
Number of units outstanding	47,555,403	45,448,993	[1]
General partner units
Partners' equity
Number of units issued	1,021,336	927,532
Number of units outstanding	1,021,336	927,532	[1]
Preference units
Partners' equity
Number of units outstanding	14,350,000	14,350,000	[1]
Series A preference units
Partners' equity
Number of units issued	5,750,000	5,750,000
Number of units outstanding	5,750,000	5,750,000
Series B preference units
Partners' equity
Number of units issued	4,600,000	4,600,000
Number of units outstanding	4,600,000	4,600,000
Series C preference units
Partners' equity
Number of units issued	4,000,000	4,000,000
Number of units outstanding	4,000,000	4,000,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).